CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 4. CONCENTRATIONS

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. The majority of the Company’s cash is concentrated in one large financial institution, which is in excess of Federal Deposit Insurance Corporation (FDIC) coverage.

The Company has not experienced any losses in such accounts. The Company did not have any cash equivalents as of March 31, 2025 and December 31, 2024.

A summary of the financial institution that had cash in excess of FDIC limits of $250,000 on March 31, 2025 and December 31, 2024 is presented below:

	March 31, 2025	December 31, 2024
Total cash in excess of FDIC limits of $250,000	$415,853	$715,852

The Company continually monitors its positions with, and the credit quality of the financial institutions with which it invests, as deposits are held in excess of federally insured limits. The Company has not experienced any losses in such accounts.

The following table provides a reconciliation of cash and cash equivalents to amounts shown in unaudited condensed consolidated statements of cash flow:

	March 31, 2025	December 31, 2024
Cash	$1,792,418	$2,056,472

Sourcing and Vendors

We source from approximately 1,000 suppliers and offer well over 4,000 brands. These suppliers range from small independent businesses to multi-national conglomerates. We purchased approximately 71% and 73% of the goods we sell from our top 20 suppliers for the three months ended March 31, 2025 and 2024, respectively. For the three months ended March 31, 2025, approximately 14% of our total purchases were from UNFI, and 26% of our total purchases were from KeHe. For the three months ended March 31, 2024, approximately 37% of our total purchases were from UNFI. No other supplier exceeded 10% of total purchases in either period. We maintain good relations with all our suppliers and believe we have adequate alternative supply methods, including self-distribution.

As mentioned, KeHe is replacing UNFI and will becomes our primary supplier of dry grocery and frozen food products starting from January 2025. Our customer distribution agreement with KeHe commenced from March 1, 2024 and has an initial term through February 28, 2027. Either party may terminate the agreement for defaults by the other party of certain provisions of the agreement. We are obligated to purchase a minimum annual volume of products from KeHe, except in certain defined circumstances when such purchasing obligation is excused. Pricing under our agreement with KeHe is on a “cost plus” basis. We believe KeHe has sufficient warehouse capacity and distribution technology to service our existing stores’ distribution needs for natural foods and products.

We have longstanding relationships with our suppliers, and we require disclosure from them regarding quality, freshness, potency and safety data information. Our bulk food private label products are packaged by us in pre-packed sealed bags to help prevent contamination while in transit and in our stores. Unlike most of our competitors, most of our private label nuts, trail mix, and flours are refrigerated in our warehouse and stores to maintain freshness.

NOTE 4. CONCENTRATIONS

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. The majority of the Company’s cash is concentrated in one large financial institution, which is in excess of Federal Deposit Insurance Corporation (FDIC) coverage.

The Company has not experienced any losses in such accounts. The Company did not have any cash equivalents as of December 31, 2024 and December 31, 2023.

A summary of the financial institution that had cash in excess of FDIC limits of $250,000 on December 31, 2024 and December 31, 2023 is presented below:

	December 31, 2024	December 31, 2023
Total cash in excess of FDIC limits of $250,000	$715,852	$161,644

The Company continually monitors its positions with, and the credit quality of the financial institutions with which it invests, as deposits are held in excess of federally insured limits. The Company has not experienced any losses in such accounts.

The following table provides a reconciliation of cash and cash equivalents to amounts shown in audited consolidated statements of cash flow:

	December 31, 2024	December 31, 2023
Cash	$2,056,472	$1,422,580

Sourcing and Vendors

We source from approximately 1,000 suppliers and offer well-over 4,000 brands. These suppliers range from small independent businesses to multi-national conglomerates. We purchased approximately 70% and 75% of the goods we sell from our top 20 suppliers for the years ended December 31, 2024 and 2023, respectively, approximately 25% and 41% of our total purchases were from UNFI for the years ended December 31, 2024 and 2023, respectively. We maintain good relations with all our suppliers and believe we have adequate alternative supply methods, including self-distribution.

As mentioned, UNFI is our primary supplier of dry grocery and frozen food products. Our customer distribution agreement with UNFI commenced September 1, 2022, and has an initial term through September 1, 2027. Either party may terminate the agreement for defaults by the other party of certain provisions of the agreement. We are obligated to purchase a minimum annual volume of products from UNFI, except in certain defined circumstances when such purchasing obligation is excused. Pricing under our agreement with UNFI is on a “cost plus” basis. We believe UNFI has sufficient warehouse capacity and distribution technology to service our existing stores’ distribution needs for natural foods and products.

We have longstanding relationships with our suppliers, and we require disclosure from them regarding quality, freshness, potency and safety data information. Our bulk food private label products are packaged by us in pre-packed sealed bags to help prevent contamination while in transit and in our stores. Unlike most of our competitors, most of our private label nuts, trail mix, and flours are refrigerated in our warehouse and stores to maintain freshness.